Stockholders’ Equity (Details) - Schedule of outstanding and exercisable - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Outstanding And Exercisable Abstract
Option Outstanding, Exercise price	$ 3.93	$ 7.07
Option Outstanding, Number Outstanding	4,408,267	2,902,619
Option Outstanding, Weighted Average Remaining Contractual Life (in years)	4 years 5 months 4 days	4 years 8 months 15 days
Option Exercisable, Weighted Average Exercise Price	$ 4.12	$ 9.01
Option Exercisable, Number Exercisable	3,010,101	1,165,191
Option Exercisable, Weighted Average Remaining Contractual Life (in years)	4 years 3 months 25 days	4 years 1 month 13 days